Fees Summary	Apr. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,069,000
Total Fee Amount	423.83
Total Offset Amount	0
Net Fee	$ 423.83
Offset Table N/A	N/A